Average Annual Total Returns - FidelityRealEstateIncomeFund-RetailPRO - FidelityRealEstateIncomeFund-RetailPRO - Fidelity Real Estate Income Fund	Sep. 29, 2023
Fidelity Real Estate Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(14.54%)
Past 5 years	3.32%
Past 10 years	5.20%
Fidelity Real Estate Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(16.08%)
Past 5 years	1.70%
Past 10 years	3.18%
Fidelity Real Estate Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(8.16%)
Past 5 years	2.07%
Past 10 years	3.27%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F0663
Average Annual Return:
Past 1 year	(18.84%)
Past 5 years	0.95%
Past 10 years	3.59%